Non-controlling interests and redeemable non-controlling interests - Change in Non-Controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	$ 1,616,792
Net earnings (loss) attributable to NCI	87,901	$ 111,323
Contributions received, net	0	5,000
OCI	(1,017)	1,650
Closing balance	1,584,843	1,616,792
Atlantica Yield Energy Solutions Canada Inc.
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	57,822	81,158
Net earnings (loss) attributable to NCI	0	0
Contributions received, net	0	0
Dividends and distributions declared	(17,082)	(20,978)
Dividends and distributions declared	0	0
OCI	45	(2,358)
Closing balance	40,785	57,822
Non-controlling interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	333,362	64,807
Net earnings (loss) attributable to NCI	27,564	3,670
Contributions received, net	0	267,515
Dividends and distributions declared	(14,497)	(3,350)
Dividends and distributions declared	0	0
OCI	909	720
Closing balance	347,338	333,362
Class A Units | Class A Partnership Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	1,225,608	1,377,117
Net earnings (loss) attributable to NCI	(114,141)	(108,695)
Contributions received, net	107,933	6,182
Dividends and distributions declared	(22,743)	(36,736)
Dividends and distributions declared	0	(12,249)
OCI	63	(11)
Closing balance	$ 1,196,720	$ 1,225,608